Significant Subsidiaries	12 Months Ended
Dec. 31, 2021
Significant Subsidiaries
Significant Subsidiaries

Note 28. Significant Subsidiaries

A subsidiary is an entity that is controlled by Scully. The following table shows the Company’s direct and indirect significant subsidiaries as at December 31, 2021. The table excludes subsidiaries which only hold intercompany assets and liabilities and do not have an active business as well as subsidiaries whose results and net assets did not materially impact the consolidated results and net assets of the Group.

	Country of	Proportion of
Subsidiaries	Incorporation	Interest *

Merkanti Holding plc.	Malta	99.96%
1178936 B.C. Ltd.	Canada	100%
Merkanti (A) International Ltd.	Malta	99.96%
Merkanti (D) International Ltd.	Malta	99.96%

* The Group's proportional voting interests are identical to its proportional beneficial interests, except that it holds a 99.68% proportional beneficial interest in each of Merkanti (A) International Ltd. and Merkanti (D) International Ltd.

As at December 31, 2021, the Group controlled entities in which the Group held more than 50% of the voting rights and did not control any entities in which the Group held 50% or less of the voting rights. The Group’s proportional voting interests in the subsidiaries are identical to its proportional beneficial interests except as described above.

As at December 31, 2021, none of the non-controlling interests are material to the Group. As at December 31, 2021, there were no significant restrictions (statutory, contractual and regulatory restrictions, including protective rights of non-controlling interests) on Scully’s ability to access or use the assets and settle the liabilities of the Group except for amounts presented as restricted cash. See “Currency Risk” in Note 26.

During the year ended December 31, 2020, the Group disposed of a wholly-owned subsidiary and a majority-owned subsidiary, resulting in a net loss of $546 which was included in the consolidated statement of operations.

During the year ended December 31, 2020, Merkanti Holding issued 20,000 shares to an outside party for a cash consideration of $8 and a receivable of $23 (which was collected in January 2022), resulting in the Group's shareholding in Merkanti Holding reduced from 100% to 99.96%.

During the year ended December 31, 2019, the Group put a subsidiary into a voluntary dissolution (see Note 4), sold the shares of certain manufacturing/processing subsidiaries and abandoned certain inactive subsidiaries, resulting in a net gain of $2,243 (see Note 18) which was included in the consolidated statement of operations. In addition, the Group issued shares in a subsidiary to a third-party, resulting in a gain of $229 which was credited to retained earnings directly.

During the year ended December 31, 2017, two subsidiaries, pursuant to the terms of respective option deeds (see Note 23), issued shares to the non-controlling interests. These share issuances were accounted for as equity transactions and were credited to non-controlling interests directly and the shares so issued represented less than 0.5% of the ownership of each such subsidiary as of December 31, 2021. In January 2020, certain rights to purchase shares in the entities with pre-determined prices were issued, exercisable until 2026. In April 2020, those rights were cancelled. For further details, see Note 23.